Schwab Capital Trust
Schwab Balanced Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 50.0%
Large-Cap 41.0%
Schwab Core Equity Fund	$197,262,691	$13,089,161	($1,592,546 )	$28,585	($10,603,167 )	$198,184,724	7,943,276	$12,089,161
Schwab Select Large Cap Growth Fund *	113,849,731	13,705,928	—	—	(18,142,938)	109,412,721	4,258,962	13,705,928
						307,597,445
Small-Cap 9.0%
Schwab Small-Cap Equity Fund	64,276,186	6,196,376	(2,833,570)	(4,517)	(541,036)	67,093,439	3,126,442	5,196,375
						374,690,884

International Stocks 10.4%
Developed Markets 10.4%
Schwab International Opportunities Fund	73,060,629	4,381,317	(785,648)	58,408	1,220,706	77,935,412	3,053,895	4,381,317

Fixed Income 36.6%
Intermediate-Term Bond 36.6%
Schwab U.S. Aggregate Bond Index Fund	267,431,509	8,309,363	—	—	(1,223,612)	274,517,260	30,434,286	2,808,004

Money Market Funds 2.3%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	17,481,714	167,074	—	—	—	17,648,788	17,648,788	161,466
Total Affiliated Underlying Funds (Cost $646,523,564)	$733,362,460	$45,849,219	($5,211,764 )	$82,476	($29,290,047 )	$744,792,344		$38,342,251

UNAFFILIATED UNDERLYING FUNDS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65% (b)						$5,163,697	5,163,697
Total Unaffiliated Underlying Funds (Cost $5,163,697)						$5,163,697
Total Investments in Securities (Cost $651,687,261)						$749,956,041

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

1

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 58.7%
Large-Cap 49.9%
Schwab Fundamental U.S. Large Company Index Fund	$145,836,508	$4,628,353	($4,914,138 )	$339,311	$7,698,162	$153,588,196	4,592,948	$2,419,528
Schwab S&P 500 Index Fund	258,083,437	13,193,501	(1,584,066)	5,513	1,696,391	271,394,776	15,255,468	2,848,487
Schwab U.S. Large-Cap Growth Index Fund	133,565,873	13,301,267	(655,387)	(2,227)	(5,904,210)	140,305,316	8,128,929	607,147
						565,288,288
Small-Cap 8.8%
Schwab Fundamental U.S. Small Company Index Fund	36,687,990	1,607,314	(2,186,914)	27,425	2,778,944	38,914,759	1,953,552	499,242
Schwab Small-Cap Index Fund	58,730,545	1,130,897	(1,353,092)	374,055	2,253,079	61,135,484	1,457,342	741,793
						100,050,243
						665,338,531

International Stocks 35.8%
Developed Markets 28.1%
Schwab Fundamental International Equity Index Fund	76,522,170	4,596,309	(7,056,872)	686,485	5,470,135	80,218,227	5,387,389	3,874,279
Schwab Fundamental International Small Equity Index Fund	54,079,938	4,313,626	(2,982,928)	43,443	1,224,245	56,678,324	3,449,685	4,313,626
Schwab International Index Fund	173,817,190	7,128,803	(7,836,010)	205,144	8,499,572	181,814,699	6,024,344	6,139,907
						318,711,250
Emerging Markets 7.7%
Schwab Emerging Markets Equity ETF	29,051,745	1,892,706	(973,375)	5,075	519,319	30,495,470	886,754	792,417
Schwab Fundamental Emerging Markets Equity Index Fund	54,104,584	3,176,239	(3,580,849)	348,160	2,603,837	56,651,971	4,647,413	2,079,746
						87,147,441
						405,858,691

Real Estate 5.1%
U.S. REITs 5.1%
Schwab U.S. REIT ETF	54,077,650	4,036,270	(1,870,121)	(21,981)	919,438	57,141,256	2,668,905	556,147
Total Affiliated Underlying Funds (Cost $551,278,763)	$1,074,557,630	$59,005,285	($34,993,752 )	$2,010,403	$27,758,912	$1,128,338,478		$24,872,319
Total Investments in Securities (Cost $551,278,763)						$1,128,338,478

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.
2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.2%
Large-Cap 43.3%
Schwab Fundamental U.S. Large Company Index Fund	$126,167,081	$2,085,256	($6,214,284 )	$2,103,028	$4,745,661	$128,886,742	3,854,269	$2,085,256
Schwab S&P 500 Index Fund	218,194,213	5,901,357	(2,873,370)	16,503	1,362,399	222,601,102	12,512,710	2,403,612
Schwab U.S. Large-Cap Growth Index Fund	110,054,434	7,947,674	(1,033,135)	(3,808)	(4,808,608)	112,156,557	6,498,062	498,184
						463,644,401
Small-Cap 6.9%
Schwab Fundamental U.S. Small Company Index Fund	27,505,819	370,953	(1,903,739)	93,628	1,968,890	28,035,551	1,407,407	370,953
Schwab Small-Cap Index Fund	45,252,253	570,561	(1,786,369)	848,341	1,158,577	46,043,363	1,097,577	570,561
						74,078,914
						537,723,315

International Stocks 25.8%
Developed Markets 20.7%
Schwab Fundamental International Equity Index Fund	54,690,169	2,771,177	(6,140,282)	953,207	3,345,174	55,619,445	3,735,356	2,771,177
Schwab Fundamental International Small Equity Index Fund	35,048,440	2,770,705	(2,949,545)	47,478	717,319	35,634,397	2,168,862	2,770,705
Schwab International Index Fund	127,378,855	4,489,126	(8,584,085)	728,327	5,542,359	129,554,582	4,292,730	4,489,126
						220,808,424
Emerging Markets 5.1%
Schwab Emerging Markets Equity ETF	18,994,275	461,284	(583,633)	17,183	303,228	19,192,337	558,079	509,300
Schwab Fundamental Emerging Markets Equity Index Fund	34,896,151	1,341,095	(2,476,685)	481,950	1,375,972	35,618,483	2,921,943	1,341,095
						54,810,820
						275,619,244

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	42,097,095	1,102,908	(1,003,713)	(5,877)	678,766	42,869,179	2,002,297	433,183

Fixed Income 16.0%
Intermediate-Term Bond 16.0%
Schwab U.S. Aggregate Bond Index Fund	168,208,939	6,658,198	(2,655,397)	(298,218)	(445,928)	171,467,594	19,009,711	1,729,337

3

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$34,411,556	$1,830,339	$—	$—	$—	$36,241,895	36,241,895	$321,931
Total Affiliated Underlying Funds (Cost $590,908,168)	$1,042,899,280	$38,300,633	($38,204,237 )	$4,981,742	$15,943,809	$1,063,921,227		$20,294,420
Total Investments in Securities (Cost $590,908,168)						$1,063,921,227

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.
4

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 39.0%
Large-Cap 33.0%
Schwab Fundamental U.S. Large Company Index Fund	$56,446,659	$933,723	($3,487,793 )	$1,396,192	$1,659,333	$56,948,114	1,702,994	$933,723
Schwab S&P 500 Index Fund	97,368,518	2,098,503	(2,032,086)	279,953	326,111	98,040,999	5,511,017	1,068,305
Schwab U.S. Large-Cap Growth Index Fund	52,866,620	3,255,496	(631,686)	(2,343)	(2,314,415)	53,173,672	3,080,746	239,502
						208,162,785
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund	11,322,409	152,901	(920,713)	70,532	765,878	11,391,007	571,838	152,901
Schwab Small-Cap Index Fund	26,464,007	617,383	(1,750,724)	442,098	721,700	26,494,464	631,572	333,441
						37,885,471
						246,048,256

International Stocks 18.0%
Developed Markets 15.5%
Schwab Fundamental International Equity Index Fund	24,674,434	1,235,394	(3,256,450)	584,894	1,337,067	24,575,339	1,650,459	1,235,394
Schwab Fundamental International Small Equity Index Fund	15,364,320	1,239,433	(1,194,858)	59,003	293,264	15,761,162	959,292	1,239,433
Schwab International Index Fund	57,164,548	2,000,256	(4,710,391)	595,515	2,209,033	57,258,961	1,897,249	2,000,256
						97,595,462
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Equity Index Fund	15,772,153	606,140	(1,446,678)	330,827	491,126	15,753,568	1,292,335	606,140
						113,349,030

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	18,846,045	442,336	(422,005)	(3,853)	302,274	19,164,797	895,133	194,195

Fixed Income 36.0%
High-Yield Bond 1.5%
Schwab High Yield Bond ETF	9,542,116	—	—	—	39,593	9,581,709	359,944	161,111
Intermediate-Term Bond 30.5%
Schwab U.S. Aggregate Bond Index Fund	191,384,608	4,994,397	(3,281,735)	(376,502)	(469,191)	192,251,577	21,313,922	1,963,712
Short-Term Bond 4.0%
Schwab Short-Term Bond Index Fund	24,915,422	699,680	(315,992)	(17,576)	16,669	25,298,203	2,610,754	259,160
						227,131,489

5

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$21,001,039	$200,709	$—	$—	$—	$21,201,748	21,201,748	$193,972
Total Affiliated Underlying Funds (Cost $409,882,245)	$623,132,898	$18,476,351	($23,451,111 )	$3,358,740	$5,378,442	$626,895,320		$10,581,245
Total Investments in Securities (Cost $409,882,245)						$626,895,320

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.
6

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 26.1%
Large-Cap 22.1%
Schwab Fundamental U.S. Large Company Index Fund	$12,336,035	$307,233	($858,436 )	$301,539	$366,840	$12,453,211	372,405	$203,906
Schwab S&P 500 Index Fund	22,385,423	583,930	(594,940)	126,067	12,526	22,513,006	1,265,487	245,924
Schwab U.S. Large-Cap Growth Index Fund	10,465,168	520,109	—	—	(458,393)	10,526,884	609,901	47,351
						45,493,101
Small-Cap 4.0%
Schwab Fundamental U.S. Small Company Index Fund	2,398,065	33,301	(125,354)	27,915	157,294	2,491,221	125,061	33,301
Schwab Small-Cap Index Fund	5,786,652	72,634	(322,030)	189,982	66,587	5,793,825	138,113	72,634
						8,285,046
						53,778,147

International Stocks 12.0%
Developed Markets 10.3%
Schwab Fundamental International Equity Index Fund	5,432,172	271,193	(746,378)	181,747	235,301	5,374,035	360,916	271,193
Schwab Fundamental International Small Equity Index Fund	3,363,056	271,296	(258,934)	13,603	64,430	3,453,451	210,192	271,296
Schwab International Index Fund	12,557,595	435,712	(1,077,553)	231,598	380,590	12,527,942	415,107	435,712
						21,355,428
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Equity Index Fund	3,431,578	131,879	(313,209)	72,694	108,235	3,431,177	281,475	131,879
						24,786,605

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,120,775	113,870	(100,711)	(918)	66,106	4,199,122	196,129	42,369

Fixed Income 56.2%
High-Yield Bond 1.7%
Schwab High Yield Bond ETF	3,513,901	—	—	—	14,580	3,528,481	132,550	59,329
Intermediate-Term Bond 48.2%
Schwab U.S. Aggregate Bond Index Fund	98,823,517	2,785,784	(1,766,624)	(201,115)	(235,211)	99,406,351	11,020,660	1,014,140
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	12,916,121	283,035	(129,521)	(6,676)	6,678	13,069,637	1,348,776	134,186
						116,004,469

7

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$7,005,827	$66,955	$—	$—	$—	$7,072,782	7,072,782	$64,708
Total Affiliated Underlying Funds (Cost $158,690,297)	$204,535,885	$5,876,931	($6,293,690 )	$936,436	$785,563	$205,841,125		$3,027,928
Total Investments in Securities (Cost $158,690,297)						$205,841,125

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.
8

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.1% OF NET ASSETS

U.S. Stocks 20.6%
Large-Cap 18.0%
Schwab Core Equity Fund	$678,673	$41,592	($73,620 )	$14,501	($51,194 )	$609,952	24,447	$41,592
Schwab Fundamental U.S. Large Company Index Fund	810,981	12,755	(88,212)	23,883	19,126	778,533	23,282	12,755
Schwab S&P 500 Index Fund	4,973,013	214,393	(497,276)	248,082	(217,223)	4,720,989	265,373	54,393
Schwab Select Large Cap Growth Fund *	1,554,803	182,089	(41,000)	3,153	(245,448)	1,453,597	56,582	182,089
						7,563,071
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	492,975	10,371	—	—	10,032	513,378	34,618	10,371
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	540,020	43,658	—	—	(3,761)	579,917	27,023	43,658
						8,656,366

International Stocks 7.7%
Developed Markets 7.7%
Schwab Fundamental International Equity Index Fund	161,159	8,293	(63,934)	19,138	(5,675)	118,981	7,991	8,293
Schwab International Core Equity Fund	1,315,685	152,679	(102,000)	20,363	61,826	1,448,553	90,252	67,679
Schwab International Opportunities Fund	1,741,174	104,415	(215,000)	35,021	(10,206)	1,655,404	64,867	104,415
						3,222,938

Real Estate 2.0%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	862,827	5,035	(67,685)	349	46,094	846,620	120,430	5,035

Fixed Income 43.2%
Inflation-Protected Bond 6.9%
Schwab Treasury Inflation Protected Securities Index Fund	2,968,106	37,292	(95,000)	(6,722)	(26,762)	2,876,914	277,427	37,292
Intermediate-Term Bond 28.0%
Schwab U.S. Aggregate Bond Index Fund	11,955,376	394,067	(529,000)	(59,836)	7,656	11,768,263	1,304,686	122,175
Short-Term Bond 8.3%
Schwab Short-Term Bond Index Fund	3,589,754	35,717	(130,000)	(4,347)	4,388	3,495,512	360,734	36,521
						18,140,689

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.6%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$1,084,913	$10,369	$—	$—	$—	$1,095,282	1,095,282	$10,021
Total Affiliated Underlying Funds (Cost $25,808,629)	$32,729,459	$1,252,725	($1,902,727 )	$293,585	($411,147 )	$31,961,895		$736,289

UNAFFILIATED UNDERLYING FUNDS 23.1% OF NET ASSETS

U.S. Stocks 3.8%
Large-Cap 3.4%
Dodge & Cox Stock Fund, Class I						$1,070,472	63,567
PGIM Jennison Growth Fund, Class R6						360,259	5,073
						1,430,731
Small-Cap 0.4%
Driehaus Small Cap Growth Fund, Institutional Class						169,061	5,842
						1,599,792

Fixed Income 19.3%
Intermediate-Term Bond 17.2%
Allspring Core Plus Bond Fund, Class R6						387,874	34,174
Baird Aggregate Bond Fund, Institutional Class						6,552,854	659,905
Loomis Sayles Investment Grade Bond Fund, Class Y						286,568	28,976
						7,227,296
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						868,807	87,317
						8,096,103
Total Unaffiliated Underlying Funds (Cost $9,412,357)						$9,695,895
Total Investments in Securities (Cost $35,220,986)						$41,657,790

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2015 Fund

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.7% OF NET ASSETS

U.S. Stocks 23.3%
Large-Cap 20.4%
Schwab Core Equity Fund	$835,766	$51,220	($60,000 )	$4,840	($49,567 )	$782,259	31,353	$51,220
Schwab Fundamental U.S. Large Company Index Fund	962,957	16,328	(80,914)	21,951	31,443	951,765	28,462	16,328
Schwab S&P 500 Index Fund	6,096,055	66,427	(317,104)	214,955	(177,840)	5,882,493	330,663	66,427
Schwab Select Large Cap Growth Fund *	1,907,834	269,047	(123,313)	3,417	(295,657)	1,761,328	68,561	219,047
						9,377,845
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	600,293	12,629	—	—	12,216	625,138	42,154	12,629
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	760,408	57,368	(85,000)	11,761	(17,113)	727,424	33,897	57,368
						10,730,407

International Stocks 9.1%
Developed Markets 9.1%
Schwab Fundamental International Equity Index Fund	184,938	9,516	—	—	15,449	209,903	14,097	9,516
Schwab International Core Equity Fund	1,731,592	89,972	(100,000)	21,293	81,184	1,824,041	113,647	89,972
Schwab International Opportunities Fund	2,231,866	130,813	(262,233)	43,402	(9,220)	2,134,628	83,645	130,813
						4,168,572

Real Estate 2.3%
Global Real Estate 2.3%
Schwab Global Real Estate Fund	1,110,731	6,455	(117,293)	13,440	46,166	1,059,499	150,711	6,455

Fixed Income 39.8%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	3,006,301	38,488	—	—	(34,166)	3,010,623	290,320	38,488
Intermediate-Term Bond 25.7%
Schwab U.S. Aggregate Bond Index Fund	11,874,330	168,417	(200,000)	(22,541)	(29,554)	11,790,652	1,307,168	122,363
Short-Term Bond 7.6%
Schwab Short-Term Bond Index Fund	3,555,699	36,005	(100,000)	(3,199)	3,163	3,491,668	360,337	36,802
						18,292,943

Schwab Target 2015 Fund
continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.2%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$995,003	$9,510	$—	$—	$—	$1,004,513	1,004,513	$9,190
Total Affiliated Underlying Funds (Cost $27,668,170)	$35,853,773	$962,195	($1,445,857 )	$309,319	($423,496 )	$35,255,934		$866,618

UNAFFILIATED UNDERLYING FUNDS 22.7% OF NET ASSETS

U.S. Stocks 4.2%
Large-Cap 3.8%
Dodge & Cox Stock Fund, Class I						$1,294,465	76,868
PGIM Jennison Growth Fund, Class R6						435,356	6,130
						1,729,821
Small-Cap 0.4%
Driehaus Small Cap Growth Fund, Institutional Class						195,586	6,758
						1,925,407

Fixed Income 18.5%
Intermediate-Term Bond 16.4%
Allspring Core Plus Bond Fund, Class R6						932,849	82,189
Baird Aggregate Bond Fund, Institutional Class						6,189,856	623,349
Loomis Sayles Investment Grade Bond Fund, Class Y						427,481	43,224
						7,550,186
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						968,409	97,328
						8,518,595
Total Unaffiliated Underlying Funds (Cost $10,160,814)						$10,444,002
Total Investments in Securities (Cost $37,828,984)						$45,699,936

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.5% OF NET ASSETS

U.S. Stocks 25.2%
Large-Cap 21.8%
Schwab Core Equity Fund	$5,598,570	$343,106	($375,000 )	$16,952	($321,335 )	$5,262,293	210,914	$343,106
Schwab Fundamental U.S. Large Company Index Fund	6,495,059	110,129	(500,000)	118,722	226,988	6,450,898	192,910	110,129
Schwab S&P 500 Index Fund	40,928,815	450,495	(1,632,789)	1,036,960	(781,685)	40,001,796	2,248,555	450,495
Schwab Select Large Cap Growth Fund *	12,408,062	1,457,079	(300,000)	27,119	(1,960,583)	11,631,677	452,771	1,457,079
						63,346,664
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	4,126,813	86,822	—	—	83,980	4,297,615	289,792	86,822
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	5,613,684	423,447	(400,000)	72,335	(84,704)	5,624,762	262,104	423,447
						73,269,041

International Stocks 10.1%
Developed Markets 10.1%
Schwab Fundamental International Equity Index Fund	1,607,130	70,386	(250,001)	79,404	45,614	1,552,533	104,267	70,386
Schwab International Core Equity Fund	11,635,521	622,197	(300,000)	5,894	698,638	12,662,250	788,925	622,197
Schwab International Opportunities Fund	15,763,186	930,063	(1,699,823)	309,349	(63,547)	15,239,228	597,148	930,063
						29,454,011

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	7,515,970	43,926	(579,999)	(10,678)	418,250	7,387,469	1,050,849	43,926

Fixed Income 37.7%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	18,316,317	231,567	(230,000)	(11,347)	(193,124)	18,113,413	1,746,713	231,567
Intermediate-Term Bond 24.2%
Schwab U.S. Aggregate Bond Index Fund	71,315,136	714,420	(1,370,000)	(155,697)	(157,767)	70,346,092	7,798,902	730,242
Short-Term Bond 7.3%
Schwab Short-Term Bond Index Fund	21,233,562	214,101	(300,000)	(8,960)	9,363	21,148,066	2,182,463	218,914
						109,607,571

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.9%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$5,317,256	$50,817	$—	$—	$—	$5,368,073	5,368,073	$49,112
Total Affiliated Underlying Funds (Cost $172,499,651)	$227,875,081	$5,748,555	($7,937,612 )	$1,480,053	($2,079,912 )	$225,086,165		$5,767,485

UNAFFILIATED UNDERLYING FUNDS 22.1% OF NET ASSETS

U.S. Stocks 4.3%
Large-Cap 4.1%
Dodge & Cox Stock Fund, Class I						$8,713,008	517,400
PGIM Jennison Growth Fund, Class R6						3,036,183	42,751
						11,749,191
Small-Cap 0.2%
Driehaus Small Cap Growth Fund, Institutional Class						697,361	24,097
						12,446,552

Fixed Income 17.8%
Intermediate-Term Bond 15.7%
Allspring Core Plus Bond Fund, Class R6						6,725,554	592,560
Baird Aggregate Bond Fund, Institutional Class						35,463,148	3,571,314
Loomis Sayles Investment Grade Bond Fund, Class Y						3,465,623	350,417
						45,654,325
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,268,833	630,033
						51,923,158
Total Unaffiliated Underlying Funds (Cost $62,617,718)						$64,369,710
Total Investments in Securities (Cost $235,117,369)						$289,455,875

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 25.9%
Large-Cap 22.6%
Schwab Core Equity Fund	$8,461,396	$497,225	($1,050,000 )	$247,222	($684,679 )	$7,471,164	299,445	$497,225
Schwab Fundamental U.S. Large Company Index Fund	9,866,541	161,299	(1,230,000)	346,298	178,747	9,322,885	278,794	161,299
Schwab S&P 500 Index Fund	61,268,672	669,468	(3,910,000)	2,581,197	(2,194,528)	58,414,809	3,283,576	669,468
Schwab Select Large Cap Growth Fund *	18,533,790	2,168,686	(500,000)	34,840	(2,924,968)	17,312,348	673,894	2,168,686
						92,521,206
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	6,433,519	128,073	(350,000)	151,707	(23,781)	6,339,518	427,479	128,073
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	6,994,537	532,616	(675,000)	117,505	(180,276)	6,789,382	316,374	532,616
						105,650,106

International Stocks 11.0%
Developed Markets 11.0%
Schwab Fundamental International Equity Index Fund	2,062,932	106,151	—	—	172,331	2,341,414	157,247	106,151
Schwab International Core Equity Fund	18,368,838	982,255	(1,160,000)	87,431	1,001,507	19,280,031	1,201,248	982,255
Schwab International Opportunities Fund	24,821,098	1,431,661	(3,330,000)	476,462	(87,528)	23,311,693	913,468	1,431,661
						44,933,138

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	11,608,846	66,895	(1,340,000)	(3,008)	611,189	10,943,922	1,556,746	66,895

Fixed Income 35.9%
Inflation-Protected Bond 5.9%
Schwab Treasury Inflation Protected Securities Index Fund	25,454,999	325,892	(1,320,000)	(107,446)	(185,046)	24,168,399	2,330,607	325,892
Intermediate-Term Bond 23.1%
Schwab U.S. Aggregate Bond Index Fund	96,985,867	972,064	(3,350,000)	(385,704)	(41,389)	94,180,838	10,441,335	993,580
Short-Term Bond 6.9%
Schwab Short-Term Bond Index Fund	29,366,753	294,487	(1,350,000)	(41,403)	42,836	28,312,673	2,921,844	301,067
						146,661,910

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.6%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$6,537,347	$62,478	$—	$—	$—	$6,599,825	6,599,825	$60,381
Total Affiliated Underlying Funds (Cost $237,053,244)	$326,765,135	$8,399,250	($19,565,000 )	$3,505,101	($4,315,585 )	$314,788,901		$8,425,249

UNAFFILIATED UNDERLYING FUNDS 22.5% OF NET ASSETS

U.S. Stocks 4.8%
Large-Cap 4.2%
Dodge & Cox Stock Fund, Class I						$12,865,269	763,971
PGIM Jennison Growth Fund, Class R6						4,148,611	58,415
						17,013,880
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						2,468,691	85,304
						19,482,571

Fixed Income 17.7%
Intermediate-Term Bond 15.6%
Allspring Core Plus Bond Fund, Class R6						12,229,148	1,077,458
Baird Aggregate Bond Fund, Institutional Class						45,983,152	4,630,730
Loomis Sayles Investment Grade Bond Fund, Class Y						5,530,699	559,221
						63,742,999
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,720,403	876,422
						72,463,402
Total Unaffiliated Underlying Funds (Cost $88,109,288)						$91,945,973
Total Investments in Securities (Cost $325,162,532)						$406,734,874

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.1% OF NET ASSETS

U.S. Stocks 31.8%
Large-Cap 27.6%
Schwab Core Equity Fund	$31,807,133	$1,949,287	($2,950,814 )	$446,186	($2,152,454 )	$29,099,338	1,166,306	$1,949,287
Schwab Fundamental U.S. Large Company Index Fund	31,395,489	532,337	(3,570,425)	973,854	737,234	30,068,489	899,177	532,337
Schwab S&P 500 Index Fund	179,231,053	1,922,618	(9,771,262)	6,627,602	(5,562,104)	172,447,907	9,693,530	1,922,618
Schwab Select Large Cap Growth Fund *	58,722,674	7,069,395	(796,927)	(52,115)	(9,305,850)	55,637,177	2,165,713	7,069,395
						287,252,911
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	15,303,502	321,963	—	—	311,424	15,936,889	1,074,639	321,963
Small-Cap 2.7%
Schwab Small-Cap Equity Fund	28,897,887	2,336,235	(3,117,076)	116,662	(320,456)	27,913,252	1,300,711	2,336,235
						331,103,052

International Stocks 15.3%
Developed Markets 15.3%
Schwab Fundamental International Equity Index Fund	8,453,463	377,636	(1,910,454)	463,603	134,930	7,519,178	504,982	377,636
Schwab International Core Equity Fund	64,258,985	3,394,206	(1,900,000)	320,652	3,562,839	69,636,682	4,338,734	3,394,206
Schwab International Opportunities Fund	88,067,631	5,281,261	(12,391,988)	1,577,651	(156,035)	82,378,520	3,227,998	5,281,261
						159,534,380

Real Estate 3.2%
Global Real Estate 3.2%
Schwab Global Real Estate Fund	36,177,485	219,998	(4,437,691)	(282,240)	2,265,377	33,942,929	4,828,297	219,998

Fixed Income 23.8%
Inflation-Protected Bond 2.6%
Schwab Treasury Inflation Protected Securities Index Fund	23,036,475	4,202,364	—	—	(270,905)	26,967,934	2,600,572	310,350
Intermediate-Term Bond 16.3%
Schwab U.S. Aggregate Bond Index Fund	159,674,551	11,063,293	—	—	(709,442)	170,028,402	18,850,155	1,651,212
Short-Term Bond 4.9%
Schwab Short-Term Bond Index Fund	46,640,633	3,954,644	—	—	(475)	50,594,802	5,221,342	485,794
						247,591,138

Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	10,474,342	100,104	—	—	—	10,574,446	10,574,446	96,744
Total Affiliated Underlying Funds (Cost $524,527,579)	$782,141,303	$42,725,341	($40,846,637 )	$10,191,855	($11,465,917 )	$782,745,945		$25,949,036

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 24.3% OF NET ASSETS

U.S. Stocks 5.9%
Large-Cap 5.3%
Dodge & Cox Stock Fund, Class I						$41,018,218	2,435,761
PGIM Jennison Growth Fund, Class R6						13,882,050	195,467
						54,900,268
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						6,383,701	220,584
						61,283,969

International Stocks 0.7%
Emerging Markets 0.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						7,287,919	592,032

Fixed Income 17.7%
Intermediate-Term Bond 13.9%
Allspring Core Plus Bond Fund, Class R6						39,409,999	3,472,247
Baird Aggregate Bond Fund, Institutional Class						77,549,278	7,809,595
Loomis Sayles Investment Grade Bond Fund, Class Y						27,179,205	2,748,150
						144,138,482
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						39,778,021	3,997,791
						183,916,503
Total Unaffiliated Underlying Funds (Cost $237,847,909)						$252,488,391
Total Investments in Securities (Cost $762,375,488)						$1,035,234,336

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 74.9% OF NET ASSETS

U.S. Stocks 36.9%
Large-Cap 31.9%
Schwab Core Equity Fund	$24,095,135	$1,476,659	$—	$—	($1,294,985 )	$24,276,809	973,018	$1,476,659
Schwab Fundamental U.S. Large Company Index Fund	25,691,386	435,619	(2,108,606)	551,887	874,657	25,444,943	760,913	435,619
Schwab S&P 500 Index Fund	125,276,331	1,378,890	(1,185,234)	20,653	783,235	126,273,875	7,098,026	1,378,890
Schwab Select Large Cap Growth Fund *	47,368,231	5,702,478	—	—	(7,548,537)	45,522,172	1,771,980	5,702,478
						221,517,799
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	10,820,474	227,647	—	—	220,195	11,268,316	759,832	227,647
Small-Cap 3.4%
Schwab Small-Cap Equity Fund	22,252,900	1,799,025	(555,072)	18,106	(173,094)	23,341,865	1,087,692	1,799,025
						256,127,980

International Stocks 18.5%
Developed Markets 18.5%
Schwab Fundamental International Equity Index Fund	6,904,235	355,269	(1,664,126)	450,784	125,974	6,172,136	414,515	355,269
Schwab International Core Equity Fund	50,530,217	2,702,051	(2,039,140)	137,213	2,988,943	54,319,284	3,384,379	2,702,051
Schwab International Opportunities Fund	67,398,387	4,041,763	(4,774,247)	354,755	860,980	67,881,638	2,659,939	4,041,763
						128,373,058

Real Estate 3.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	27,695,427	165,097	(3,204,970)	(419,939)	1,949,791	26,185,406	3,724,809	165,097

Fixed Income 15.1%
Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Index Fund	2,977,398	1,822,495	—	—	(39,809)	4,760,084	459,024	47,106
Intermediate-Term Bond 11.2%
Schwab U.S. Aggregate Bond Index Fund	71,095,119	6,866,525	—	—	(320,359)	77,641,285	8,607,681	742,993
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	20,538,080	2,070,637	—	—	(209)	22,608,508	2,333,179	213,918
						105,009,877

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.6%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$4,194,259	$40,084	$—	$—	$—	$4,234,343	4,234,343	$38,739
Total Affiliated Underlying Funds (Cost $346,689,464)	$506,837,579	$29,084,239	($15,531,395 )	$1,113,459	($1,573,218 )	$519,930,664		$19,327,254

UNAFFILIATED UNDERLYING FUNDS 24.4% OF NET ASSETS

U.S. Stocks 7.4%
Large-Cap 6.4%
Dodge & Cox Stock Fund, Class I						$32,794,142	1,947,396
PGIM Jennison Growth Fund, Class R6						11,696,951	164,699
						44,491,093
Small-Cap 1.0%
Driehaus Small Cap Growth Fund, Institutional Class						7,222,696	249,575
						51,713,789

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,940,178	1,051,192

Fixed Income 15.1%
Intermediate-Term Bond 11.1%
Allspring Core Plus Bond Fund, Class R6						25,560,269	2,252,006
Baird Aggregate Bond Fund, Institutional Class						30,700,179	3,091,660
Loomis Sayles Investment Grade Bond Fund, Class Y						20,650,372	2,088,005
						76,910,820
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						28,153,783	2,829,526
						105,064,603
Total Unaffiliated Underlying Funds (Cost $156,927,264)						$169,718,570
Total Investments in Securities (Cost $503,616,728)						$689,649,234

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.8% OF NET ASSETS

U.S. Stocks 40.7%
Large-Cap 34.9%
Schwab Core Equity Fund	$52,502,458	$3,217,591	($1,102,619 )	$14,584	($2,836,312 )	$51,795,702	2,075,980	$3,217,591
Schwab Fundamental U.S. Large Company Index Fund	61,165,910	1,037,119	(3,625,470)	859,616	2,531,582	61,968,757	1,853,133	1,037,119
Schwab S&P 500 Index Fund	254,421,291	2,781,194	(2,700,000)	1,334,690	238,009	256,075,184	14,394,333	2,781,194
Schwab Select Large Cap Growth Fund *	106,349,890	12,677,058	(1,000,000)	76,370	(16,903,938)	101,199,380	3,939,252	12,677,058
						471,039,023
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	22,345,454	470,115	—	—	454,727	23,270,296	1,569,137	470,115
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	54,562,103	4,411,046	(3,147,950)	102,682	(482,699)	55,445,182	2,583,652	4,411,046
						549,754,501

International Stocks 20.9%
Developed Markets 20.9%
Schwab Fundamental International Equity Index Fund	13,952,215	717,932	(2,046,733)	430,482	666,892	13,720,788	921,477	717,932
Schwab International Core Equity Fund	110,935,637	5,878,764	(4,862,407)	596,964	6,205,830	118,754,788	7,399,052	5,878,764
Schwab International Opportunities Fund	152,335,552	9,135,295	(13,325,920)	993,303	1,594,924	150,733,154	5,906,472	9,135,295
						283,208,730

Real Estate 4.1%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	58,380,434	355,017	(6,297,729)	(792,792)	4,052,526	55,697,456	7,922,824	355,017

Fixed Income 9.7%
Intermediate-Term Bond 7.5%
Schwab U.S. Aggregate Bond Index Fund	94,113,911	7,346,480	—	—	(428,710)	101,031,681	11,200,852	981,860
Short-Term Bond 2.2%
Schwab Short-Term Bond Index Fund	27,657,147	1,929,759	—	—	(282)	29,586,624	3,053,315	288,068
						130,618,305

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	$5,246,788	$50,143	$—	$—	$—	$5,296,931	5,296,931	$48,461
Total Affiliated Underlying Funds (Cost $617,132,904)	$1,013,968,790	$50,007,513	($38,108,828 )	$3,615,899	($4,907,451 )	$1,024,575,923		$41,999,520

UNAFFILIATED UNDERLYING FUNDS 23.5% OF NET ASSETS

U.S. Stocks 8.5%
Large-Cap 7.3%
Dodge & Cox Stock Fund, Class I						$71,883,632	4,268,624
PGIM Jennison Growth Fund, Class R6						26,367,527	371,269
						98,251,159
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						15,978,847	552,137
						114,230,006

International Stocks 2.9%
Emerging Markets 2.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						39,149,583	3,180,307

Fixed Income 12.1%
Intermediate-Term Bond 8.8%
Allspring Core Plus Bond Fund, Class R6						37,018,748	3,261,564
Baird Aggregate Bond Fund, Institutional Class						40,958,490	4,124,722
Loomis Sayles Investment Grade Bond Fund, Class Y						41,382,738	4,184,301
						119,359,976
International Bond 3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						44,654,144	4,487,854
						164,014,120
Total Unaffiliated Underlying Funds (Cost $288,168,502)						$317,393,709
Total Investments in Securities (Cost $905,301,406)						$1,341,969,632

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.4% OF NET ASSETS

U.S. Stocks 43.4%
Large-Cap 37.1%
Schwab Core Equity Fund	$15,630,980	$957,939	($300,000 )	($9,545 )	($831,987 )	$15,447,387	619,134	$957,939
Schwab Fundamental U.S. Large Company Index Fund	19,526,530	331,088	—	—	1,084,233	20,941,851	626,252	331,088
Schwab S&P 500 Index Fund	72,056,677	793,112	(690,000)	816	450,160	72,610,765	4,081,549	793,112
Schwab Select Large Cap Growth Fund *	33,600,237	4,045,002	—	—	(5,354,488)	32,290,751	1,256,939	4,045,002
						141,290,754
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	6,579,017	138,413	—	—	133,882	6,851,312	461,990	138,413
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	16,388,113	1,324,889	(300,000)	(1,018)	(117,953)	17,294,031	805,873	1,324,889
						165,436,097

International Stocks 23.2%
Developed Markets 23.2%
Schwab Fundamental International Equity Index Fund	4,333,872	223,006	(655,427)	113,133	248,905	4,263,489	286,332	223,006
Schwab International Core Equity Fund	33,821,420	1,808,566	(1,130,599)	58,962	2,015,120	36,573,469	2,278,721	1,808,566
Schwab International Opportunities Fund	46,325,571	2,778,063	(2,312,682)	96,107	711,855	47,598,914	1,865,161	2,778,063
						88,435,872

Real Estate 4.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	17,746,450	107,917	(2,094,428)	(303,084)	1,260,309	16,717,164	2,377,975	107,917

Fixed Income 6.2%
Intermediate-Term Bond 4.8%
Schwab U.S. Aggregate Bond Index Fund	16,032,846	2,267,644	—	—	(75,051)	18,225,439	2,020,559	173,667
Short-Term Bond 1.4%
Schwab Short-Term Bond Index Fund	4,934,510	407,042	—	—	(50)	5,341,502	551,239	51,396
						23,566,941

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	686,503	6,561	—	—	—	693,064	693,064	6,341
Total Affiliated Underlying Funds (Cost $204,142,727)	$287,662,726	$15,189,242	($7,483,136 )	($44,629 )	($475,065 )	$294,849,138		$12,739,399

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 21.8% OF NET ASSETS

U.S. Stocks 9.4%
Large-Cap 7.8%
Dodge & Cox Stock Fund, Class I						$21,437,408	1,273,005
PGIM Jennison Growth Fund, Class R6						8,044,892	113,276
						29,482,300
Small-Cap 1.6%
Driehaus Small Cap Growth Fund, Institutional Class						6,141,126	212,202
						35,623,426

International Stocks 3.9%
Emerging Markets 3.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						14,975,234	1,216,510

Fixed Income 8.5%
Intermediate-Term Bond 6.2%
Allspring Core Plus Bond Fund, Class R6						6,540,026	576,214
Baird Aggregate Bond Fund, Institutional Class						6,785,637	683,347
Loomis Sayles Investment Grade Bond Fund, Class Y						10,486,409	1,060,304
						23,812,072
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,710,964	875,474
						32,523,036
Total Unaffiliated Underlying Funds (Cost $73,702,856)						$83,121,696
Total Investments in Securities (Cost $277,845,583)						$377,970,834

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.8% OF NET ASSETS

U.S. Stocks 45.1%
Large-Cap 38.4%
Schwab Core Equity Fund	$16,428,658	$1,006,823	$—	$—	($882,952 )	$16,552,529	663,428	$1,006,823
Schwab Fundamental U.S. Large Company Index Fund	19,935,088	338,016	—	—	1,106,919	21,380,023	639,355	338,016
Schwab S&P 500 Index Fund	76,473,326	841,726	—	—	490,723	77,805,775	4,373,568	841,726
Schwab Select Large Cap Growth Fund *	35,432,786	5,945,265	—	—	(5,646,521)	35,731,530	1,390,873	4,265,616
						151,469,857
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	6,757,853	142,175	—	—	137,521	7,037,549	474,548	142,175
Small-Cap 4.9%
Schwab Small-Cap Equity Fund	18,217,855	1,472,813	—	—	(126,885)	19,563,783	911,639	1,472,813
						178,071,189

International Stocks 25.3%
Developed Markets 25.3%
Schwab Fundamental International Equity Index Fund	5,070,164	245,181	(310,000)	81,951	320,733	5,408,029	363,199	245,181
Schwab International Core Equity Fund	37,541,060	2,007,469	(300,000)	13,218	2,301,866	41,563,613	2,589,633	2,007,469
Schwab International Opportunities Fund	51,373,898	3,080,802	(2,436,324)	83,144	827,434	52,928,954	2,074,019	3,080,802
						99,900,596

Real Estate 4.6%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	18,613,037	113,187	(1,656,960)	(209,772)	1,249,051	18,108,543	2,575,895	113,187

Fixed Income 3.6%
Intermediate-Term Bond 2.8%
Schwab U.S. Aggregate Bond Index Fund	10,037,444	1,053,371	—	—	(46,917)	11,043,898	1,224,379	105,363
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	3,363,880	34,284	—	—	(35)	3,398,129	350,684	35,037
						14,442,027

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.55% (b)	295,608	403,216	—	—	—	698,824	698,824	3,823
Total Affiliated Underlying Funds (Cost $215,305,414)	$299,540,657	$16,684,328	($4,703,284 )	($31,459 )	($269,063 )	$311,221,179		$13,658,031

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 20.7% OF NET ASSETS

U.S. Stocks 9.8%
Large-Cap 8.1%
Dodge & Cox Stock Fund, Class I						$23,345,849	1,386,333
PGIM Jennison Growth Fund, Class R6						8,490,311	119,548
						31,836,160
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						6,561,006	226,711
						38,397,166

International Stocks 5.3%
Emerging Markets 5.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						21,028,451	1,708,241

Fixed Income 5.6%
Intermediate-Term Bond 4.2%
Allspring Core Plus Bond Fund, Class R6						4,237,192	373,321
Baird Aggregate Bond Fund, Institutional Class						3,802,122	382,892
Loomis Sayles Investment Grade Bond Fund, Class Y						8,444,192	853,811
						16,483,506
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,620,876	564,912
						22,104,382
Total Unaffiliated Underlying Funds (Cost $70,206,454)						$81,529,999
Total Investments in Securities (Cost $285,511,868)						$392,751,178

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 46.2%
Large-Cap 38.8%
Schwab Core Equity Fund	$12,307,744	$1,254,275	$—	$—	($662,277 )	$12,899,742	517,024	$754,274
Schwab Fundamental U.S. Large Company Index Fund	15,870,191	269,092	—	—	881,212	17,020,495	508,986	269,092
Schwab S&P 500 Index Fund	54,928,536	599,027	(500,000)	36,524	307,563	55,371,650	3,112,515	599,027
Schwab Select Large Cap Growth Fund *	27,402,334	3,648,861	—	—	(4,366,799)	26,684,396	1,038,708	3,298,861
						111,976,283
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,953,439	314,213	—	—	104,843	5,372,495	362,272	104,213
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	15,136,510	1,195,807	(350,000)	(12,650)	(85,434)	15,884,233	740,179	1,195,807
						133,233,011

International Stocks 26.0%
Developed Markets 26.0%
Schwab Fundamental International Equity Index Fund	3,405,345	175,227	—	—	284,473	3,865,045	259,573	175,227
Schwab International Core Equity Fund	27,604,604	1,476,128	—	—	1,707,816	30,788,548	1,918,290	1,476,128
Schwab International Opportunities Fund	37,622,507	2,256,156	—	—	671,264	40,549,927	1,588,947	2,256,156
						75,203,520

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	13,591,304	82,650	—	—	758,885	14,432,839	2,053,035	82,650

Fixed Income 2.6%
Intermediate-Term Bond 2.0%
Schwab U.S. Aggregate Bond Index Fund	4,939,296	856,858	—	—	(22,844)	5,773,310	640,057	57,866
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	1,496,016	216,338	—	—	(16)	1,712,338	176,712	16,672
						7,485,648
Total Affiliated Underlying Funds (Cost $163,268,874)	$219,257,826	$12,344,632	($850,000 )	$23,874	($421,314 )	$230,355,018		$10,285,973

UNAFFILIATED UNDERLYING FUNDS 19.6% OF NET ASSETS

U.S. Stocks 10.1%
Large-Cap 8.3%
Dodge & Cox Stock Fund, Class I						$17,420,975	1,034,500

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$6,529,868	91,944
						23,950,843
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						5,159,547	178,284
						29,110,390

International Stocks 5.7%
Emerging Markets 5.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						16,515,631	1,341,643

Fixed Income 3.8%
Intermediate-Term Bond 2.8%
Allspring Core Plus Bond Fund, Class R6						2,202,237	194,030
Baird Aggregate Bond Fund, Institutional Class						683,363	68,818
Loomis Sayles Investment Grade Bond Fund, Class Y						5,118,420	517,535
						8,004,020
International Bond 1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,855,889	287,024
						10,859,909
Total Unaffiliated Underlying Funds (Cost $47,755,404)						$56,485,930
Total Investments in Securities (Cost $211,024,278)						$286,840,948

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.2% OF NET ASSETS

U.S. Stocks 47.2%
Large-Cap 39.6%
Schwab Core Equity Fund	$5,555,064	$600,440	$—	$—	($300,803 )	$5,854,701	234,657	$340,440
Schwab Fundamental U.S. Large Company Index Fund	7,042,189	251,572	—	—	395,820	7,689,581	229,952	121,572
Schwab S&P 500 Index Fund	23,781,340	1,103,403	—	—	156,399	25,041,142	1,407,597	263,403
Schwab Select Large Cap Growth Fund *	12,041,429	2,234,615	—	—	(1,941,516)	12,334,528	480,130	1,469,615
						50,919,952
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	2,362,901	179,712	—	—	46,014	2,588,627	174,553	49,712
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	6,663,726	668,725	(100,000)	(5,788)	(41,300)	7,185,363	334,826	538,726
						60,693,942

International Stocks 26.0%
Developed Markets 26.0%
Schwab Fundamental International Equity Index Fund	1,577,440	81,170	(120,000)	11,788	116,161	1,666,559	111,925	81,170
Schwab International Core Equity Fund	12,356,371	760,745	(300,000)	10,628	752,910	13,580,654	846,147	660,744
Schwab International Opportunities Fund	16,590,387	1,472,186	(130,000)	(11,487)	318,045	18,239,131	714,699	1,022,187
						33,486,344

Real Estate 5.1%
Global Real Estate 5.1%
Schwab Global Real Estate Fund	6,175,478	123,070	(130,000)	(17,505)	365,380	6,516,423	926,945	38,070

Fixed Income 1.9%
Intermediate-Term Bond 1.4%
Schwab U.S. Aggregate Bond Index Fund	1,696,417	108,062	—	—	(7,937)	1,796,542	199,173	18,438
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	582,704	126,284	—	—	(253)	708,735	73,141	6,415
						2,505,277
Total Affiliated Underlying Funds (Cost $78,492,112)	$96,425,446	$7,709,984	($780,000 )	($12,364 )	($141,080 )	$103,201,986		$4,610,492

UNAFFILIATED UNDERLYING FUNDS 19.3% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.6%
Dodge & Cox Stock Fund, Class I						$7,989,040	474,409

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$3,011,611	42,405
						11,000,651
Small-Cap 2.1%
Driehaus Small Cap Growth Fund, Institutional Class						2,717,702	93,908
						13,718,353

International Stocks 6.2%
Emerging Markets 6.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						8,037,204	652,900

Fixed Income 2.4%
Intermediate-Term Bond 1.7%
Allspring Core Plus Bond Fund, Class R6						527,532	46,479
Loomis Sayles Investment Grade Bond Fund, Class Y						1,675,565	169,420
						2,203,097
International Bond 0.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						883,255	88,769
						3,086,352
Total Unaffiliated Underlying Funds (Cost $20,958,301)						$24,841,909
Total Investments in Securities (Cost $99,450,413)						$128,043,895

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.4% OF NET ASSETS

U.S. Stocks 48.0%
Large-Cap 40.0%
Schwab Core Equity Fund	$1,860,009	$360,184	$—	$—	($105,082 )	$2,115,111	84,774	$120,184
Schwab Fundamental U.S. Large Company Index Fund	2,450,527	191,552	—	—	140,252	2,782,331	83,204	41,551
Schwab S&P 500 Index Fund	7,921,809	1,088,853	(225,000)	(4,364)	56,245	8,837,543	496,770	88,853
Schwab Select Large Cap Growth Fund *	4,033,614	1,012,771	—	—	(676,051)	4,370,334	170,118	512,771
						18,105,319
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	786,959	128,019	—	—	16,710	931,688	62,825	18,019
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	2,368,392	391,471	(40,000)	(3,361)	(8,705)	2,707,797	126,179	191,471
						21,744,804

International Stocks 26.4%
Developed Markets 26.4%
Schwab Fundamental International Equity Index Fund	519,065	66,710	(50,000)	514	42,522	578,811	38,872	26,710
Schwab International Core Equity Fund	4,298,511	309,858	—	—	269,968	4,878,337	303,946	229,858
Schwab International Opportunities Fund	5,651,505	884,109	(160,000)	(20,067)	131,630	6,487,177	254,200	359,109
						11,944,325

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	2,139,374	143,191	(110,000)	(8,238)	131,330	2,295,657	326,552	13,191

Fixed Income 1.0%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	231,826	2,347	—	—	(1,030)	233,143	25,847	2,192
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	210,489	2,144	—	—	(2)	212,631	21,943	2,398
						445,774
Total Affiliated Underlying Funds (Cost $29,823,505)	$32,472,080	$4,581,209	($585,000 )	($35,516 )	($2,213 )	$36,430,560		$1,606,307

UNAFFILIATED UNDERLYING FUNDS 19.1% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 8.9%
Dodge & Cox Stock Fund, Class I						$2,893,682	171,834

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$1,107,490	15,594
						4,001,172
Small-Cap 2.0%
Driehaus Small Cap Growth Fund, Institutional Class						904,651	31,260
						4,905,823

International Stocks 6.8%
Emerging Markets 6.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						3,079,254	250,143

Fixed Income 1.4%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						397,521	40,194
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						239,669	24,087
						637,190
Total Unaffiliated Underlying Funds (Cost $7,430,569)						$8,622,267
Total Investments in Securities (Cost $37,254,074)						$45,052,827

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Multi-Asset Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG87628JAN26